SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 002 [Member]
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS

NOTE I - SUBSEQUENT EVENTS

The Plan has evaluated all events or transactions through the date of this filing. During this period, there were no material subsequent events which affected the Plan's financial statements.